Income and Expenses Items	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Income and Expenses Items

7.	INCOME AND EXPENSES ITEMS

7(a)Other operating income

	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Gain on disposal of property, plant, and equipment	93	99	100
Gain on disposal of investment property	—	—	4,466
Reversal of allowance for related parties	—	—	1
Gain on disposal of assets classified as held for sale	—	4,525	—
Reversal of allowance for foreseeable loss	507	—	—
Gain on sales of scrap copper	—	—	569
Other operating income – others	205	460	305
Total other operating income	805	5,084	5,441

On December 13, 2016, the Company entered into an agreement to sell its buildings and land use rights at its Ningbo Pacific subsidiary. The transaction was completed in March 2017 for a consideration of RMB 60.6 million, or approximately US$8.8 million (including $0.8 million tax related expenses). The Company recognized gain on disposal of assets classified as held for sale amounted $4,525 for the year ended December 31, 2017.

On May 31, 2016, the Board of Directors of Charoong Thai approved the sale of land not being used for operating for a consideration of $4,695 (Baht 165 million). The sale of the land resulted in a gain of $4,466 (Baht 157 million) which was recognized in other operating income of the Company’s 2016 consolidated financial statements.

7(b)Other operating expenses

	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Allowance for trade receivables for related parties	1	27	—
Allowance for trade receivables	570	302	279
Allowance for other receivable	53	—	191
Allowance for foreseeable loss	—	276	236
Impairment of property, plant, and equipment	11	223	2,524
Loss on disposal of assets classified as held for sale	—	—	11
Other operating expenses – others	810	81	145
Total other operating expenses	1,445	909	3,386

For the year ended December 31, 2018, the Company recognized other operating expenses – others, which amounted to $749, due to a write-off of other current assets.

7.	INCOME AND EXPENSES ITEMS (continued)

7(c)Finance costs

	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Interest on debts and borrowings	1,196	962	958
Finance charges payable under finance leases	4	4	4
Total interest expenses	1,200	966	962
Banking charges	178	255	185
Total finance costs	1,378	1,221	1,147

7(d)Finance income

	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Interest income	482	876	1,045
Total finance income	482	876	1,045

7(e)Other income

	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Other income	1,712	114	—
Dividend income	105	100	96
Net gain on financial instruments	—	—	171
Total other income	1,817	214	267

Other Income for the year ended December 31, 2018 includes income from discharge of related party liabilities, which amounted to $1,537. Refer to Note 24(b) for related party transactions.

7(f)Other expenses

	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Others	9	4	94
Net loss on financial instruments	2	332	—
Total other expenses	11	336	94

7.	INCOME AND EXPENSES ITEMS (continued)

7(g)Depreciation, amortization and lease expense included in the consolidated income statements

	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Included in cost of sales:
Depreciation – tangible assets	4,162	4,148	4,633
Amortization – intangible assets	9	9	7
Operating lease expenses	16	15	—
Included in selling expenses:
Depreciation – tangible assets	141	132	178
Amortization – intangible assets	1	—	—
Operating lease expenses	184	193	—
Included in general and administrative expenses:
Depreciation – tangible assets	598	657	616
Amortization – intangible assets	34	40	39
Amortization – prepaid land lease payment	38	35	57
Depreciation – investment property	35	35	24
Operating lease expenses	200	201	823
	5,418	5,465	6,377

7(h)Employee benefits expenses

	For the year ended December 31,
	2018	2017	2016
	US$’000	US$’000	US$’000
Included in cost of sales:
Wages and salaries	13,674	13,474	13,047
Labor and health insurance costs	162	168	146
Pension costs	890	869	854
Other employment benefits	892	817	623
Included in selling expenses:
Wages and salaries	3,685	3,641	3,604
Labor and health insurance costs	14	14	13
Pension costs	324	325	327
Other employment benefits	68	64	52
Included in general and administrative expenses:
Wages and salaries	8,818	8,364	7,696
Labor and health insurance costs	224	219	215
Pension costs	671	656	646
Director fees	1,046	1,119	937
Other employment benefits	325	342	414
Total employee benefits expenses	30,793	30,072	28,574

The accrued compensation and retirement benefits for expatriates were included in employee benefits expenses and in accruals.